Common Stock (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended
	Apr. 16, 2019	Apr. 01, 2019	Mar. 25, 2019	Nov. 06, 2018	Jun. 18, 2019	May 10, 2019	Jul. 25, 2019	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	May 18, 2019
Number of restricted common shares issued	25,100,000				2,067,500	2,000,000	2,750,000
Common stock, par value								$ 0.0001	$ 0.0001	$ 0.0001
Share price	$ 0.03	$ 0.0001			$ 0.20	$ 0.10	$ 0.40
Value restricted common shares issued	$ 753,000				$ 413,500	$ 200,000	$ 1,100,000
Common stock, shares issued								331,917,500	331,917,500	331,917,500
Common stock, shares outstanding								331,917,500	331,917,500	331,917,500
Restricted Common Shares [Member]
Number of restricted common shares issued	25,100,000
Share price	$ 0.03
Value restricted common shares issued	$ 753,000
Restricted Common Shares [Member] | AGAPE ATP Corporation [Member]
Number of restricted common shares issued		15,000,000
Common stock, par value		$ 0.0001
Working capital		$ 1,500
Restricted Common Shares [Member] | H&D Holding Sdn Bhd [Member]
Number of restricted common shares issued		30,000,000
Common stock, par value		$ 0.0001
Working capital		$ 3,000
Mr. Fong Teck Kheong [Member] | Restricted Common Shares [Member]
Number of restricted common shares issued			119,900,000	100,000
Common stock, par value			$ 0.0001	$ 0.0001
Working capital			$ 11,990	$ 10
Five Parties [Member] | Restricted Common Shares [Member]
Number of restricted common shares issued		135,000,000
Common stock, par value		$ 0.0001
Working capital		$ 13,500
19 Foreign Individuals [Member] | Restricted Common Shares [Member]
Number of restricted common shares issued						2,000,000
Share price						$ 0.10
Value restricted common shares issued						$ 200,000
23 Foreign Parties [Member] | Restricted Common Shares [Member]
Number of restricted common shares issued					2,067,500
Share price											$ 0.20
Value restricted common shares issued					$ 413,500
15 Foreign Parties [Member] | Restricted Common Shares [Member]
Number of restricted common shares issued							2,750,000
Share price							$ 0.40
Value restricted common shares issued							$ 1,100,000